Organization and Business Operation (Details)		9 Months Ended	12 Months Ended
	Feb. 11, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares
Organization and Business Operation
Condition for future business combination number of businesses minimum | item		1	1
Purchase price, per unit | $ / shares		$ 10.00
Gross proceeds from IPO			$ 276,000,000
Proceeds from issuance of Private Placement Warrants			7,820,000
Offering costs		$ 15,630,212	15,630,212
Underwriting fees		5,520,000	5,520,000
Deferred underwriting fee payable		9,660,000	9,660,000
Other offering costs		450,212	450,212
Transaction cost included in operation statement		655,046	655,046
Transaction costs included in equity statement		$ 14,975,165	$ 14,975,165
Investments maximum maturity term		185 days	185 days
Threshold period from the closing of the proposed public offering to consummate an initial business combination after extension	24 months	24 months	24 months
Condition for future business combination use of proceeds percentage			10.00
Redemption limit percentage without prior consent			100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)	100.00%	100.00%	100.00%
Maximum allowed dissolution expenses		$ 100,000
Cash operating bank account		27,759	$ 497,412
Working capital deficit		$ 930,301
Working capital			$ 200,639
Warrants
Organization and Business Operation
Number of shares issuable per warrant | shares		1	1
Exercise price of warrants | $ / shares		$ 11.50	$ 11.50
Initial Public Offering
Organization and Business Operation
Number of units sold | shares	27,600,000
Purchase price, per unit | $ / shares	$ 10.00	$ 10.10	$ 10.00
Gross proceeds from IPO	$ 276,000,000
Offering costs			$ 15,630,212
Underwriting fees	5,520,000		5,220,000
Deferred underwriting fee payable	9,660,000		9,660,000
Other offering costs			450,212
Payments for investment of cash in Trust Account	$ 276,000,000
Condition for future business combination threshold net tangible assets		$ 5,000,001	$ 5,000,001
Initial Public Offering | Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares	$ 1.50		$ 1.50
Private placement | Private Placement Warrants
Organization and Business Operation
Sale of private placement warrants (in share) | shares	5,213,333		5,213,333
Price of warrant | $ / shares			$ 11.50
Number of shares issuable per warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.50
Proceeds from issuance of Private Placement Warrants			$ 7,820,000
Over-allotment option
Organization and Business Operation
Number of units sold | shares	3,600,000
Purchase price, per unit | $ / shares	$ 10.00
Gross proceeds from IPO	$ 10.00
Over-allotment option | Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares	$ 1.50		$ 1.50
Maximum [Member] | Initial Public Offering
Organization and Business Operation
Purchase price, per unit | $ / shares			$ 10.10
Sponsor
Organization and Business Operation
Consideration received	$ 25,000
Promissory note - related party	$ 73,295